Nature of business and organization (Tables)	6 Months Ended
Dec. 31, 2025
Nature of Business and Organization [Abstract]
Schedule of Consolidated financial statements of reflect activities

The unaudited interim condensed consolidated financial statements reflect the activities of each of the following entities:

Name		Background	Ownership	Principal activity
Republic Power Group Limited	●	A BVI company	—	Investment holding
	●	Incorporated on November 17, 2021

Republic Power Pte. Ltd	●	A Singapore company	100% owned by RP	Providing of software development and technology services
	●	Incorporated on January 1, 2015